3. Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Note 3. Loans, Allowance for Loan Losses and Credit Quality

Change in Accounting Principle

As disclosed in Note 2 (Investment Securities), effective January 1, 2019 and in accordance with ASC 250 (Accounting Changes and Error Corrections), the Company chose to reclassify its municipal debt instruments from the investment portfolio into the loan portfolio. This change represents a voluntary reclassification of municipal debt instruments by management from classification as investment securities under ASC 320 (Investments – Debt and Equity Securities) to classification as loans under ASC 310 (Receivables). As stated in Note 2, the reclassification of this portfolio did not have a material impact on the Company’s consolidated financial statements or results of operations.

The composition of net loans as of the balance sheet dates was as follows:

December 31,	2019	2018

Commercial & industrial	$98,930,831	$80,766,693
Commercial real estate	246,282,726	235,318,148
Municipal	55,817,206	47,067,023
Residential real estate - 1st lien	158,337,296	165,665,175
Residential real estate - Jr lien	43,230,873	44,544,987
Consumer	4,390,005	5,088,491
Total loans	606,988,937	578,450,517
Deduct (add):
ALL	5,926,491	5,602,541
Deferred net loan costs	(362,415)	(363,614)
Net loans	$601,424,861	$573,211,590

The following is an age analysis of loans (including non-accrual), as of the balance sheet dates, by portfolio segment:

							90 Days or
							More and
December 31, 2019	30-89 Days	90 Days or More	Total Past Due	Current	Total Loans	Non-Accrual Loans	Accruing

Commercial & industrial	$68,532	$44,503	$113,035	$98,817,796	$98,930,831	$480,083	$0
Commercial real estate	1,690,307	151,723	1,842,030	244,440,696	246,282,726	1,600,827	0
Municipal	0	0	0	55,817,206	55,817,206	0	0
Residential real estate
- 1st lien	3,871,045	1,217,098	5,088,143	153,249,153	158,337,296	2,112,267	530,046
- Jr lien	331,416	147,976	479,392	42,751,481	43,230,873	240,753	112,386
Consumer	49,607	0	49,607	4,340,398	4,390,005	0	0
Totals	$6,010,907	$1,561,300	$7,572,207	$599,416,730	$606,988,937	$4,433,930	$642,432

							90 Days or
							More and
December 31, 2018	30-89 Days	90 Days or More	Total Past Due	Current	Total Loans	Non-Accrual Loans	Accruing

Commercial & industrial	$217,385	$0	$217,385	$80,549,308	$80,766,693	$84,814	$0
Commercial real estate	1,509,839	190,789	1,700,628	233,617,520	235,318,148	1,742,993	0
Municipal	0	0	0	47,067,023	47,067,023	0	0
Residential real estate
- 1st lien	4,108,319	1,371,061	5,479,380	160,185,795	165,665,175	2,026,939	622,486
- Jr lien	484,855	353,914	838,769	43,706,218	44,544,987	408,540	104,959
Consumer	43,277	1,661	44,938	5,043,553	5,088,491	0	1,661
Totals	$6,363,675	$1,917,425	$8,281,100	$570,169,417	$578,450,517	$4,263,286	$729,106

For all loan segments, loans over 30 days past due are considered delinquent.

As of the balance sheet dates presented, residential mortgage loans in process of foreclosure consisted of the following:

	Number of loans	Balance
December 31, 2019	9	$495,943
December 31, 2018	12	961,709

The following summarizes changes in the ALL and select loan information, by portfolio segment:

As of or for the year ended December 31, 2019

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$697,469	$3,019,868	$0	$1,421,494	$273,445	$56,787	$133,478	$5,602,541
Charge-offs	(175,815)	(116,186)	0	(242,244)	(222,999)	(102,815)	0	(860,059)
Recoveries	10,768	50,388	0	15,776	2,200	38,710	0	117,842
Provision	304,344	227,576	0	193,538	237,038	59,111	44,560	1,066,167
ALL ending balance	$836,766	$3,181,646	$0	$1,388,564	$289,684	$51,793	$178,038	$5,926,491

ALL evaluated for impairment
Individually	$0	$0	$0	$103,836	$712	$0	$0	$104,548
Collectively	836,766	3,181,646	0	1,284,728	288,972	51,793	178,038	5,821,943
Total	$836,766	$3,181,646	$0	$1,388,564	$289,684	$51,793	$178,038	$5,926,491

Loans evaluated for impairment
Individually	$420,933	$1,699,238	$0	$4,471,902	$156,073	$0		$6,748,146
Collectively	98,509,898	244,583,488	55,817,206	153,865,394	43,074,800	4,390,005		600,240,791
Total	$98,930,831	$246,282,726	$55,817,206	$158,337,296	$43,230,873	$4,390,005		$606,988,937

As of or for the year ended December 31, 2018

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$675,687	$2,674,029	$0	$1,460,547	$316,982	$43,303	$267,551	$5,438,099
Charge-offs	(152,860)	(124,645)	0	(251,654)	(69,173)	(143,688)	0	(742,020)
Recoveries	60,192	0	0	26,832	1,420	38,018	0	126,462
Provision (credit)	114,450	470,484	0	185,769	24,216	119,154	(134,073)	780,000
ALL ending balance	$697,469	$3,019,868	$0	$1,421,494	$273,445	$56,787	$133,478	$5,602,541

ALL evaluated for impairment
Individually	$0	$0	$0	$112,969	$1,757	$0	$0	$114,726
Collectively	697,469	3,019,868	0	1,308,525	271,688	56,787	133,478	5,487,815
Total	$697,469	$3,019,868	$0	$1,421,494	$273,445	$56,787	$133,478	$5,602,541

Loans evaluated for impairment
Individually	$60,846	$1,746,894	$0	$4,392,060	$319,321	$0		$6,519,121
Collectively	80,705,847	233,571,254	47,067,023	161,273,115	44,225,666	5,088,491		571,931,396
Total	$80,766,693	$235,318,148	$47,067,023	$165,665,175	$44,544,987	$5,088,491		$578,450,517

Impaired loans as of the balance sheet dates, by portfolio segment were as follows:

	As of December 31, 2019			2019
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Related allowance recorded
Commercial & industrial	$0	$0	$0	$32,466	$0
Commercial real estate	0	0	0	97,720	0
Residential real estate
- 1st lien	878,439	902,000	103,836	982,158	86,039
- Jr lien	6,121	6,101	712	6,869	648
Total with related allowance	884,560	908,101	104,548	1,119,213	86,687

No related allowance recorded
Commercial & industrial	420,933	445,509		307,208	6,396
Commercial real estate	1,699,772	2,031,764		1,812,836	21,591
Residential real estate
- 1st lien	3,614,960	4,273,884		3,778,822	212,883
- Jr lien	149,972	157,754		224,938	4,524
Total with no related allowance	5,885,637	6,908,911		6,123,804	245,394

Total impaired loans	$6,770,197	$7,817,012	$104,548	$7,243,017	$332,081

In the table above, recorded investment in impaired loans as of December 31, 2019 includes accrued interest receivable and deferred net loan costs of $22,051.

	As of December 31, 2018			2018
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Related allowance recorded
Commercial real estate	$0	$0	$0	$57,658	$0
Residential real estate
- 1st lien	942,365	963,367	112,969	836,326	45,139
- Jr lien	7,271	7,248	1,757	77,555	351
	949,636	970,615	114,726	971,539	45,490

No related allowance recorded
Commercial & industrial	60,846	80,894		120,924	0
Commercial real estate	1,748,323	1,975,831		1,663,794	13,131
Residential real estate
- 1st lien	3,465,117	4,082,637		3,497,772	94,313
- Jr lien	312,072	351,139		235,970	0
	5,586,358	6,490,501		5,518,460	107,444

	$6,535,994	$7,461,116	$114,726	$6,489,999	$152,934

In the table above, recorded investment in impaired loans as of December 31, 2018 includes accrued interest receivable and deferred net loan costs of $16,873.

Credit Quality Grouping

In developing the ALL, management uses credit quality grouping to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk – are loans that are expected to perform as agreed under their respective terms. Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the federal government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable risk loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention. Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency. These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the Bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history. Assessment of expected future payment performance requires consideration of numerous factors. While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management. Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions. There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received. Risk ratings are assessed on an ongoing basis and at various points, including at delinquency or at the time of other adverse events. For larger, more complex or adversely rated loans, risk ratings are also assessed at the time of annual or periodic review. Lenders are required to make immediate disclosure to the Senior Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio, by segment, as of the balance sheet dates were as follows:

As of December 31, 2019

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$93,774,871	$233,702,063	$55,817,206	$154,770,678	$42,725,543	$4,390,005	$585,180,366
Group B	3,295,223	4,517,811	0	0	0	0	7,813,034
Group C	1,860,737	8,062,852	0	3,566,618	505,330	0	13,995,537
Total	$98,930,831	$246,282,726	$55,817,206	$158,337,296	$43,230,873	$4,390,005	$606,988,937

As of December 31, 2018

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$78,585,348	$226,785,919	$47,067,023	$161,293,233	$43,817,872	$5,086,830	$562,636,225
Group B	90,763	246,357	0	224,992	0	0	562,112
Group C	2,090,582	8,285,872	0	4,146,950	727,115	1,661	15,252,180
Total	$80,766,693	$235,318,148	$47,067,023	$165,665,175	$44,544,987	$5,088,491	$578,450,517

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a troubled loan in any of the following ways:

●	Reduced accrued interest;

●	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;

●	Converted a variable-rate loan to a fixed-rate loan;

●	Extended the term of the loan beyond an insignificant delay;

●	Deferred or forgiven principal in an amount greater than three months of payments; or

●	Performed a refinancing and deferred or forgiven principal on the original loan.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR. However, pursuant to regulatory guidance, any payment delay longer than three months is generally not considered insignificant. Management’s assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower. The Company has not forgiven principal or reduced accrued interest within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms. However, the Company evaluates each TDR situation on its own merits and does not foreclose the granting of any particular type of concession.

New TDRs, by portfolio segment, for the periods presented were as follows:

Year ended December 31, 2019

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	6	$371,358	$372,259
Commercial real estate	1	19,266	21,628
Residential real estate
- 1st lien	6	755,476	798,800
- Jr lien	1	55,557	57,415
	14	$1,201,657	$1,250,102

Year ended December 31, 2018

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	1	$406,920	$406,920
Residential real estate - 1st lien	10	1,031,330	1,142,089
	11	$1,438,250	$1,549,009

The TDRs for which there was a payment default during the twelve month periods presented were as follows:

Year ended December 31, 2019

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	2	$27,818
Residential real estate - 1st lien	1	227,907
Residential real estate - Jr lien	1	55,010
	4	$310,735

Year ended December 31, 2018

	Number of	Recorded
	Contracts	Investment

Commercial real estate	1	$400,646
Residential real estate - 1st lien	3	518,212
	4	$918,858

TDRs are treated as other impaired loans and carry individual specific reserves with respect to the calculation of the ALL. These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve is typically calculated using the fair value of collateral method.

The specific allowances related to TDRs as of the balance sheet dates presented were as follows:

	2019	2018

Specific Allowance	$104,548	$114,726

As of the balance sheet dates, the Company evaluates whether it is contractually committed to lend additional funds to debtors with impaired, non-accrual or modified loans. The Company is contractually committed to lend under one SBA guaranteed line of credit to a borrower whose lending relationship was previously restructured.